Short Term Borrowings	12 Months Ended
Dec. 31, 2012
Short Term Borrowings

12. SHORT TERM BORROWINGS

	As of December 31,
	2011	2012
Bank borrowings	$15,094	$54,012

The balance as of December 31, 2011 represented short term bank loans from various domestic commercial banks with fixed or floating interest rates ranging from 7.22% to 7.88% per annum. Out of the $15,094 balance, $8,739 was without any collateral, and the remaining $6,355 were guaranteed by a director of the Company and pledged with accounts receivable of iSoftStone WOFE.

The balance as of December 31, 2012 represented short term bank loans from various domestic commercial banks with fixed or floating interest rates ranging from 6.00% to 7.22% per annum. Out of the $54,012 balance, $31,540 were without any collateral, and the remaining $22,472 were guaranteed by a director of the Company and pledged with accounts receivable of iSoftStone WOFE and iSoftStone Wuxi.

As of December 31, 2012, the Company had short-term credit facilities totaling $84,127 expiring at various days before December 2013. Out of the total credit facilities, $54,012 was utilized for bank borrowings and unused facilities were $30,115.